NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

RECD S.E.C.
JUL 3 0 2007
1086

By Facsimile and First Class Mail

July 30, 2007

CERTNAS

1-33595

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

07072761

Dear Ms. Peters:

This is to certify that on July 19, 2007 The Nasdaq Stock Market (the "Exchange") received from Smart Balance, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
AUG 0 1 2007
THOMSON
FINANCIAL

END